Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 9 – INCOME TAXES

British Virgin Islands ("BVI")

Under the current laws of BVI, TDH Holdings is not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

The Company's subsidiary, TDH HK, is incorporated in Hong Kong and has no operating profit or tax liabilities during the period. TDH HK is subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong.

United State

The Company's subsidiary, TDH Petfood LLC, is incorporated in the State of Nevada and is subject to the United States Federal and state income tax at a statutory rate of 21%. No provision for the U.S. Federal income tax has been made as TDH Petfood LLC had no taxable income in this jurisdiction for the reporting periods.

Japan

The Company's newly acquired subsidiary, TDH JAPAN, is incorporated in Japan and has no operating profit or tax liabilities during the reporting period. TDH JAPAN is subject to tax at 21.421% on the assessable profits arising in or derived from Japan.

Belgium

The Company's newly acquired subsidiary, TDH Group BVBA, is incorporated in Belgium and has no operating profit or tax liabilities during the reporting period. TDH Group BVBA is subject to tax at 29.58% on the assessable profits arising in or derived from Belgium.

PRC

The Company's subsidiaries incorporated in the PRC are subject to PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People's Congress enacted a new enterprise income tax law, which took effect as of January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. According to the tax law, entities that qualify as high and new technology enterprises ("HNTE") supported by the PRC government are allowed a 15% preferential tax rate instead of the uniform tax rate of 25%.

On December 2, 2016, Tiandihui was granted the HNTE designation jointly by Qingdao science and Technology Bureau, Qingdao Municipal Finance Bureau, Qingdao Municipal State Taxation Bureau, Qingdao Local Taxation Bureau, and is qualified for a preferential tax rate of 15% for the years ended December 31, 2016, 2017 and 2018.

The provision for income taxes consists of the following:

	For the Years Ended
	December 31,
	2018	2017	2016
Current	$-	$(46,521)	$89,928
Deferred	-	(8,581)	(127)
Total	$-	$(55,102)	$89,801

The reconciliations of the statutory income tax rate and the Company's effective income tax rate are as follows:

	For the Years Ended
	December 31,
	2018	2017	2016
HK statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate difference	-1.50%	-1.50%	-1.50%
Effect of additional deduction on R&D expense and salary for disabled workers	0.87%	-127.75%	-7.69%
Effect of expenses not deductible for tax purposes	-0.05%	1.10%	0.40%
Effect of change of tax rate for temporary difference	-	-	-
Valuation allowance recognized with respect to the loss in subsidiaries	-15.82%	19.83%	-0.03%
Others	-	-	0.49%
Total	-%	-91.82%	8.17%

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company's PRC entities' tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company's PRC entities' tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a "more-likely-than-not" approach. The management evaluated the Company's tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2018 and 2017.

Deferred tax assets and liabilities as of December 31, 2018 and 2017 are composed of the following:

	As of December 31,
	2018	2017
Deferred tax assets, non-current
Net operating loss carrying forward	$2,115,514	$274,073
Total deferred tax assets
Valuation allowance	(2,115,514)	(274,073)
Total	$-	$-

	As of December 31,
	2018	2017
Deferred tax liabilities, non-current
Property, plant and equipment	$4,929	$5,810
Total	$4,929	$5,810

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or are utilized.